Provisions for Asset Retirement, Environmental and Other Obligations - Summary of Risk-Free Rate and Expected Cash Flow Payments (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Weighted average [member]
Disclosure of asset retirement obligations [Line Items]
Cash Flow Payments	35 years	35 years